Income Taxes - Components of Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current (expense) benefit:
Federal	$ (1,008)	$ 515	$ (2,536)
State and other	0	(220)	(2,247)
Current (expense) benefit	(1,008)	295	(4,783)
Deferred (expense) benefit:
Federal	6,198	(4,711)	(15,658)
State and other	(6,918)	4,486	15,092
Deferred (expense) benefit	(720)	(225)	(566)
Income tax (expense) benefit	$ (1,728)	$ 70	$ (5,349)